Shared Services Agreement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shared Services Agreement [Line Items]
Labor And Related Expense	$ 6,357	$ 3,213
Walker Digital Management
Shared Services Agreement [Line Items]
Labor And Related Expense	61	22
Due from Related Parties	10	19
Due to Related Parties	$ 55	$ 0